Deferred Revenues (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of deferred revenue [abstract]
Deferred Revenue, Beginning Balance	₩ 10,974,845	₩ 10,356,555
Increase	1,317,061	1,330,129
Recognized as revenue	(743,051)	(711,839)
Deferred Revenue, Ending Balance	₩ 11,548,855	₩ 10,974,845